Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income	Shareholders' Equity	Non-controlling Interests	Total
Balance at beginning at Sep. 30, 2017		$ 7,696,956	$ 3,055,904	$ 838,873	$ (398,546)	$ 11,243,187	$ 2,414,016	$ 13,657,203
Balance at beginning (in shares) at Sep. 30, 2017	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from shareholders		216,132				216,132	31,568	247,700
Net income for the year			5,169,507			5,169,507	33,102	5,202,609
Appropriation for statutory reserve			(293,763)	293,763
Stock dividend appropriation to shareholders		4,338,989	(4,338,989)
Cash dividend paid to shareholders			(723,165)			(723,165)	(10,779)	(733,944)
Foreign currency translation adjustment					(583,731)	(583,731)	(68,501)	(652,232)
Balance at ending at Sep. 30, 2018		12,252,077	2,869,494	1,132,636	(982,277)	15,321,930	2,399,406	17,721,336
Balance at ending (in shares) at Sep. 30, 2018	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year			5,332,318			5,332,318	576,161	5,908,479
Acquisition of Noncontrolling interest							(133,552)	(133,552)
Appropriation for statutory reserve			(641,181)	641,181
Foreign currency translation adjustment					(760,898)	(760,898)	(97,439)	(858,337)
Balance at ending at Sep. 30, 2019		12,252,077	7,560,631	1,773,817	(1,743,175)	19,893,350	2,744,576	$ 22,637,926
Balance at ending (in shares) at Sep. 30, 2019	50,000							30,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year			5,063,710			5,063,710	(123,269)	$ 4,940,441
Appropriation for statutory reserve			(426,969)	426,969
Foreign currency translation adjustment					1,141,174	1,141,174	121,966	1,263,140
Balance at ending at Sep. 30, 2020		$ 12,252,077	$ 12,197,372	$ 2,200,786	$ (602,001)	$ 26,098,234	$ 2,743,273	$ 28,841,507
Balance at ending (in shares) at Sep. 30, 2020	50,000							30,000,000